FAIR VALUE MEASUREMENTS (Details 2) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 13, 2021	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Stock price	$ 9.75	$ 0.69	$ 1.31
Conversion strike price	$ 12.50	$ 8.00	$ 8.00
Volatility	25.00%	92.00%	94.00%
Dividend yield	0.00%	0.00%	0.00%
Risk free rate	0.51%	4.12%	4.32%
Debt discount rate	12.80%	28.00%	15.10%
Coupon interest rate	7.00%	7.00%	7.00%
Face amount	$ 50,000	$ 50,000	$ 50,000
Probability of fundamental change	25.00%	50.00%	33.00%